Risk Management Section - Real Estate market risk exposure in banking books (by geographic area and sector type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Real estate market risk [line items]
Real Estate market risk exposure	€ 934	€ 1,109
Scenario, Previously Reported [Member]
Real estate market risk [line items]
Real Estate market risk exposure		1,108
Europe [member]
Real estate market risk [line items]
Real Estate market risk exposure	827	969
Americas [Member]
Real estate market risk [line items]
Real Estate market risk exposure	25	36
Australia [member]
Real estate market risk [line items]
Real Estate market risk exposure	0	0
Asia [Member]
Real estate market risk [line items]
Real Estate market risk exposure	0	0
Other continental [member]
Real estate market risk [line items]
Real Estate market risk exposure	82	104
Residential [Member]
Real estate market risk [line items]
Real Estate market risk exposure	72	104
Office [member]
Real estate market risk [line items]
Real Estate market risk exposure	785	895
Retail [member]
Real estate market risk [line items]
Real Estate market risk exposure	8	19
Industrial [member]
Real estate market risk [line items]
Real Estate market risk exposure	12	18
Other sectors [Member]
Real estate market risk [line items]
Real Estate market risk exposure	€ 57	€ 72